Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of rollforward the long-term debt balances

Long-term debt consisted of the following:

	March 31, 2023	December 31, 2022

	(in thousands)
Repurchase promissory note, interest paid at 11.0%, due June 2026	$15,000	$15,000
Term loan facility, interest paid at 12.0%, due December 2025	65,000	65,000
Unsecured promissory note, interest paid at 14.0%, due May 2026	29,102	15,000
Long-term debt, gross	109,102	95,000
Less: unamortized debt issuance costs and original issue discount	(976)	(579)
	108,126	94,421
Less: current portion of long-term debt	—	—
Long-term debt, net	$108,126	$94,421

	December 31,
	2022	2021
Repurchase Promissory Note	$15,000	$15,000
Term Loan Facility	65,000	65,000
Unsecured Promissory Note	15,000	—
Other	—	46
Long-term debt, gross	95,000	80,046
Less: unamortized debt issuance costs and original issue discount	(579)	—
	94,421	80,046
Less: current portion of long-term debt	—	(46)
Long-term debt, net	$94,421	$80,000

Schedule of long tern debt fiscal maturity disclosures

As of December 31, 2022, long-term debt maturities are as follows:

2023	$—
2024	—
2025	65,000
2026	30,000
95,000
Less: unamortized debt issuance costs and original issue discount	(579)
$94,421